Note 12 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2009
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Deferred Tax Assets, Gross		$ 3,365,842	$ 2,977,893
Deferred Tax Assets, Operating Loss Carryforwards		1,958,734	1,437,611
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		3,879,154
Deferred Tax Assets, Operating Loss Carryforwards, State and Local		1,463,694
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits		27,432
Deferred Tax Assets, Valuation Allowance		3,060,246	2,415,256
Unrecognized Tax Benefits, Interest on Income Taxes Accrued		6,284	35,873
Unrecognized Tax Benefits, Income Tax Penalties Accrued		250	19,283
Income Tax Examination, Penalties and Interest Accrued		44,587	38,553
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		43,191	$ 45,987
AOS Acquisition [Member]
Deferred Tax Assets, Gross				$ 1,517,605
Deferred Tax Assets, Operating Loss Carryforwards		$ 1,680,000		$ 4,455,525